Consolidated Statements of Cash Flows (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Common stock issued (in shares)	296,390	95
Conversion from Notes Payable to Convertible Preferred Stock [Member]
Notes payable cancelled in exchange for convertible preferred stock	$ 250,000
Conversion of Preferred Stock into Common Stock [Member]
Preferred stock converted (in shares)	2,664	1,420
Common stock issued (in shares)	296,390	95